CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUE	$ 926,244	$ 918,688	$ 815,401
OPERATING EXPENSE:
Cost of revenue (exclusive of depreciation and amortization shown separately below)	254,990	248,152	226,066
Selling, general and administrative expenses	376,683	367,704	324,423
Depreciation	49,574	51,099	52,358
Amortization	43,645	49,361	47,002
Restructuring costs		(475)	9,135
Other operating (income) expense - net	(681)	861	161
Operating expense	724,211	716,702	659,145
INCOME FROM OPERATIONS	202,033	201,986	156,256
OTHER EXPENSE, NET:
Interest expense	(117,229)	(122,160)	(124,926)
Gain (loss) on fair value adjustment for swaps and foreign currency exchange contract - net	23,508	19,282	(14,255)
Unrealized foreign exchange gains (losses) - net	24,643	36,406	(45,073)
Loss on extinguishment of debt	(2,693)
Loss on fair value adjustment for warrant liabilities - net	(160,728)
Other non-operating (expense) income - net	(3,051)	612	139
Total other expense - net	(235,550)	(65,860)	(184,115)
(LOSS) INCOME BEFORE INCOME TAXES	(33,517)	136,126	(27,859)
INCOME TAX EXPENSE	(44,126)	(18,729)	(9,516)
NET (LOSS) INCOME	(77,643)	117,397	(37,375)
Net (loss) income attributable to noncontrolling interest	(89)	329	(182)
Premium on early redemption of Redeemable Preferred Stock	26,678
Redeemable Preferred Stock dividend	43,218	71,393	64,120
NET (LOSS) INCOME ATTRIBUTABLE TO GETTY IMAGES HOLDINGS, INC.	$ (147,450)	$ 45,675	$ (101,313)
Net (loss) income per share attributable to Class A Getty Images Holdings, Inc. common
Basic	$ (0.53)	$ 0.23	$ (0.52)
Diluted	$ (0.53)	$ 0.23	$ (0.52)
Weighted-average Class A common shares outstanding:
Basic	276,942,660	196,084,650	196,082,503
Diluted	276,942,660	201,507,355	196,082,503
Class A Common Stock
Weighted-average Class A common shares outstanding:
Basic	276,942,660	196,084,650	196,082,503
Diluted	276,942,660	201,507,355	196,082,503